Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net (loss) income	$ (58,023)	$ 67,823	$ 183,626
Non-cash items:
Depreciation and amortization	100,481	104,149	73,760
Loss (gain) on sale of vessels (note 19)	12,984	20,594	(771)
Unrealized gain on derivative instruments (note 10)	(937)	(9,679)	(8,193)
Equity loss (income) (note 6)	25,370	(7,680)	(11,528)
Other	8,093	10,063	3,034
Change in operating assets and liabilities (note 16)	5,741	30,004	1,655
Expenditures for dry docking	(14,069)	(8,608)	(39,617)
Net operating cash flow	79,640	206,666	201,966
FINANCING ACTIVITIES
Proceeds from long-term debt, net of issuance costs	232,825	906,149	688,695
Repayments of long-term debt	(109,006)	(162,092)	(40,029)
Prepayment of long-term debt	(443,796)	(979,877)	(191,592)
Proceeds from financing related to sale and leaseback (note 9)	153,000	0	0
Scheduled repayments of obligations related to capital leases (note 9)	(4,090)	0	0
Net advances from affiliates (note 3)	0	0	(825)
Increase in restricted cash - long-term	(2,672)	0	0
Return of capital to Teekay Corporation (note 3)	0	(15,000)	0
Acquisition of the Explorer Spirit and Navigator Spirit from Teekay Offshore Partners L.P. (note 3)	0	0	(31,870)
Cash dividends paid	(20,679)	(46,847)	(15,139)
Proceeds from equity offerings, net of offering costs (note 4)	8,521	7,558	242,264
Proceeds from issuance of common stock, net of share issuance costs (note 4)	5,000	0	0
Other	(241)	(744)	(1,122)
Net financing cash flow	(181,138)	(290,853)	647,678
INVESTING ACTIVITIES
Proceeds from the sales of vessels and equipment (note 19)	52,131	27,550	11,080
Expenditures for vessels and equipment	(4,732)	(9,226)	(236,229)
Net investing cash flow	78,780	21,824	(880,881)
Decrease in cash and cash equivalents	(22,718)	(62,363)	(31,237)
Cash and cash equivalents, beginning of the year	94,157	156,520	187,757
Cash and cash equivalents, end of the year	71,439	94,157	156,520
Principal Maritime Tankers
INVESTING ACTIVITIES
Expenditures for vessels and equipment	0	0	(612,000)
Ship-to-Ship Transfer
INVESTING ACTIVITIES
Acquisition of SPT (note 21)	0	0	(45,581)
TIL
INVESTING ACTIVITIES
Cash acquired in TIL acquisition, net of transaction fees (note 22)	30,831	0	0
Entities Under Common Control
FINANCING ACTIVITIES
Repayments of long-term debt	0	0	(4,632)
Equity contribution from Teekay Corporation to Entities under Common Control (note 3)	0	0	1,928
High-Q Joint Venture
INVESTING ACTIVITIES
Acquisition	550	3,500	1,000
Teekay Tanker Operations Ltd
INVESTING ACTIVITIES
Acquisition	0	0	(239)
Gemini Tankers L.L.C.
INVESTING ACTIVITIES
Return of capital from equity accounted investments	$ 0	$ 0	$ 1,088